Geographic and Other Information	12 Months Ended
Dec. 31, 2022
Textblock 1 [Abstract]
Geographic and Other Information
17.
Geographic and Other Information

The following is a summary of the Group’s operation by region based on the location of customers for the years ended December 31, 2020, 2021 and 2022.

(a)
Revenue by geography

(In millions of won)
	2020		2021	2022(*)
Domestic	₩	912,049	632,531	678,246
Foreign
China		16,685,746	19,866,707	17,434,407
Asia (excluding China)		2,297,290	3,256,126	2,796,648
United States		2,070,944	3,263,055	3,078,924
Europe (excluding Poland)		1,215,345	1,159,669	988,566
Poland		1,080,187	1,699,955	1,387,946
	₩	23,349,512	29,245,512	25,686,491
	₩	24,261,561	29,878,043	26,364,737

Total revenue in 2022 excludes ~~W~~212,956 million of forward exchange hedging loss which was reclassified from accumulated other comprehensive income to revenue when the sales from the hedged forecast transactions are recognized.

Sales to Company A and Company B amount to ~~W~~11,731,702 million and ~~W~~4,699,282 million, respectively, for the year ended December 31, 2022 (2020: ~~W~~10,380,138 million and ~~W~~4,252,696 million, 2021: ~~W~~12,019,534 million and ~~W~~5,924,262 million). The Group’s top ten end-brand customers together accounted for 86% of sales for the year ended December 31, 2022 (2020: 85%, 2021: 86%).

(b)
Non-current assets by geography

(In millions of won)
	December 31, 2021			December 31, 2022
	Property, plant and equipment		Intangible assets	Property, plant and equipment	Intangible assets
Domestic	₩	12,006,204	1,452,823	14,042,794	1,633,866
Foreign
China		6,393,129	83,655	4,302,527	53,388
Vietnam		2,146,652	19,954	2,590,438	20,315
Others		12,461	88,466	11,174	45,388
	₩	8,552,242	192,075	6,904,139	119,091
	₩	20,558,446	1,644,898	20,946,933	1,752,957

(c)
Revenue by product and services

(In millions of won)
	2020		2021	2022(*)
TV	₩	6,737,654	9,466,192	6,975,269
IT		10,120,668	12,458,740	11,197,954
Mobile and others		7,403,239	7,953,111	8,191,514
	₩	24,261,561	29,878,043	26,364,737

(*) Total revenue in 2022 excludes ~~W~~212,956 million of forward exchange hedging loss which was reclassified from accumulated other comprehensive income to revenue when the sales from the hedged forecast transactions are recognized.